Derivatives (assets and liabilities) and Short Positions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Financial liabilities held for trading	€ 107,624	€ 108,765	€ 105,218
Short positions
Financial instruments
Financial liabilities held for trading	20,979	23,005	17,362
Debt instruments | Short positions
Financial instruments
Borrowed securities	2,447	2,250	3,098
Short sales	16,861	19,613	13,274
Debt instruments | Short positions | Santander UK plc
Financial instruments
Borrowed securities	1,557	1,319	1,857
Debt instruments | Short positions | Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Financial instruments
Short sales	46	1,872	1,290
Debt instruments | Short positions | Banco Santander (Brasil) S.A
Financial instruments
Short sales	8,188	9,197	4,619
Equity instruments | Short positions
Financial instruments
Borrowed securities	1,671	1,142	990
Equity instruments | Short positions | Santander UK plc
Financial instruments
Borrowed securities	1,500	991	905
Banco Santander S.A. | Debt instruments | Short positions
Financial instruments
Short sales	€ 8,621	€ 7,472	€ 6,953